Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.5%
Aerospace & Defense — 2.3%
BAE Systems PLC	146,548	$1,020,257
General Dynamics Corp.	7,191	1,305,598
		2,325,855
Airlines — 1.7%
Southwest Airlines Co.*	28,123	1,717,190
Auto Manufacturers — 2.3%
Cummins, Inc.	2,164	560,714
Honda Motor Co., Ltd., ADR	33,144	1,000,949
PACCAR, Inc.	7,964	740,015
		2,301,678
Auto Parts & Equipment — 1.5%
Aptiv PLC*	2,864	394,946
BorgWarner, Inc.	22,958	1,064,333
		1,459,279
Banks — 10.3%
Commerce Bancshares, Inc.	11,113	851,367
Eastern Bankshares, Inc.	23,072	445,059
M&T Bank Corp.	6,076	921,182
Northern Trust Corp.	22,424	2,356,987
State Street Corp.	8,090	679,641
The Bank of New York Mellon Corp.	48,490	2,293,092
The PNC Financial Services Group, Inc.	3,279	575,169
Truist Financial Corp.	25,475	1,485,702
Westamerica BanCorp	10,628	667,226
		10,275,425
Building Materials — 0.9%
Johnson Controls International PLC	14,959	892,604
Chemicals — 0.8%
Axalta Coating Systems Ltd.*	26,502	783,929
Computers — 1.6%
Amdocs Ltd.	4,908	344,296
HP, Inc.	39,652	1,258,951
		1,603,247
Diversified Financial Services — 2.4%
Ameriprise Financial, Inc.	5,895	1,370,293
T. Rowe Price Group, Inc.	5,797	994,765
		2,365,058
Electric — 6.1%
Ameren Corp.	2,230	181,433
Edison International	27,340	1,602,124
Evergy, Inc.	9,957	592,740
NorthWestern Corp.	24,610	1,604,572
Pinnacle West Capital Corp.	21,584	1,755,858
Xcel Energy, Inc.	5,793	385,293
		6,122,020
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	22,888	2,064,955
	Number of Shares	Value†

Electronics — 4.1%
Hubbell, Inc.	8,823	$1,648,931
nVent Electric PLC	65,498	1,828,049
TE Connectivity Ltd.	4,720	609,399
		4,086,379
Engineering & Construction — 0.9%
IMI PLC	51,385	944,997
Environmental Control — 1.5%
Republic Services, Inc.	15,085	1,498,695
Food — 7.6%
Conagra Brands, Inc.	49,171	1,848,830
Kellogg Co.	16,160	1,022,928
Koninklijke Ahold Delhaize N.V.	59,769	1,664,664
Mondelez International, Inc., Class A	4,529	265,082
Orkla ASA	85,333	836,454
Sysco Corp.	7,699	606,219
The J.M. Smucker Co.	10,413	1,317,557
		7,561,734
Food Service — 0.9%
Sodexo S.A.*	9,889	948,389
Forest Products & Paper — 1.4%
Mondi PLC	54,226	1,382,985
Gas — 1.8%
Atmos Energy Corp.	8,954	885,103
Spire, Inc.	11,859	876,261
		1,761,364
Healthcare Products — 3.9%
Envista Holdings Corp.*	21,572	880,138
Hill-Rom Holdings, Inc.	3,851	425,458
Zimmer Biomet Holdings, Inc.	16,404	2,625,952
		3,931,548
Healthcare Services — 3.5%
Quest Diagnostics, Inc.	13,648	1,751,585
Universal Health Services, Inc., Class B	12,975	1,730,735
		3,482,320
Household Products & Wares — 0.9%
Kimberly-Clark Corp.	6,242	867,950
Insurance — 5.6%
Aflac, Inc.	30,154	1,543,282
Arthur J. Gallagher & Co.	4,499	561,340
Brown & Brown, Inc.	2,144	98,002
Chubb Ltd.	11,291	1,783,640
Reinsurance Group of America, Inc.	12,923	1,628,944
		5,615,208
Internet — 1.0%
F5 Networks, Inc.*	4,615	962,781
Leisure Time — 0.6%
Polaris, Inc.	4,401	587,534

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 1.1%
Oshkosh Corp.	9,473	$1,124,066
Machinery — Diversified — 0.5%
Crane Co.	5,726	537,729
Media — 1.4%
Fox Corp., Class B	39,203	1,369,361
Miscellaneous Manufacturing — 0.8%
Textron, Inc.	13,686	767,511
Oil & Gas — 2.8%
Cimarex Energy Co.	9,019	535,638
ConocoPhillips	30,482	1,614,632
Pioneer Natural Resources Co.	4,225	671,014
		2,821,284
Oil & Gas Services — 0.5%
Baker Hughes Co.	23,038	497,851
Packaging and Containers — 3.4%
Graphic Packaging Holding Co.	50,972	925,652
Packaging Corp. of America	4,605	619,280
Sonoco Products Co.	28,538	1,806,455
		3,351,387
Pharmaceuticals — 6.2%
Becton Dickinson and Co.	4,386	1,066,456
Cardinal Health, Inc.	28,629	1,739,212
Cigna Corp.	3,301	797,983
Henry Schein, Inc.*	18,947	1,311,890
McKesson Corp.	6,444	1,256,838
		6,172,379
Retail — 5.7%
Advance Auto Parts, Inc.	9,929	1,821,872
Beacon Roofing Supply, Inc.*	1,699	88,892
Dollar Tree, Inc.*	10,948	1,253,108
Genuine Parts Co.	9,718	1,123,304
MSC Industrial Direct Co., Inc., Class A	15,140	1,365,476
		5,652,652
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	34,001	450,343
Semiconductors — 0.2%
Applied Materials, Inc.	1,877	250,767
Software — 3.0%
CDK Global, Inc.	10,319	557,845
Cerner Corp.	22,575	1,622,691
Open Text Corp.	16,240	774,811
		2,955,347
Telecommunications — 0.6%
Juniper Networks, Inc.	21,727	550,345
Textiles — 0.3%
Mohawk Industries, Inc.*	1,322	254,234
	Number of Shares	Value†

Transportation — 0.9%
Heartland Express, Inc.	40,304	$789,153
Norfolk Southern Corp.	339	91,028
		880,181
TOTAL COMMON STOCKS (Cost $75,731,916)		93,178,561

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Apartments — 0.7%
Essex Property Trust, Inc.	2,466	670,357
Diversified — 1.1%
Equinix, Inc.	769	522,605
Weyerhaeuser Co.	15,195	540,942
		1,063,547
Healthcare — 1.7%
Healthcare Trust of America, Inc., Class A	21,973	606,015
Healthpeak Properties, Inc.	35,793	1,136,070
		1,742,085
Hotels & Resorts — 1.0%
MGM Growth Properties LLC, Class A	31,811	1,037,675
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,876,771)		4,513,664

EXCHANGE TRADED FUNDS — 1.2%
Investment Companies — 1.2%
iShares Russell Mid-Cap Value ETF (Cost $1,182,178)	10,665	1,165,684

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $1,517,356)	1,517,356	1,517,356
TOTAL INVESTMENTS — 100.7% (Cost $82,308,221)		$100,375,265
Other Assets & Liabilities — (0.7)%		(725,758)
TOTAL NET ASSETS — 100.0%		$99,649,507

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
ASA— Allmennaksjeselskap.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Mid Core Value Fund
S.A.— Societe Anonyme.
Country Weightings as of 03/31/2021††
United States	87%
United Kingdom	5
Switzerland	2
Netherlands	2
Japan	1
France	1
Norway	1
Canada	1
Total	100%
††	% of total investments as of March 31, 2021.

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2021 were as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Japanese Yen	Bank of America	6/30/2021	4,132,365	110.62790	$37,983	$37,354	$—	$(629)
Sell	Japanese Yen	Bank of America	6/30/2021	(68,972,116)	110.62790	(633,074)	(623,460)	9,614	—
Buy	Euro	Credit Suisse	4/6/2021	9,585	0.85263	11,252	11,242	—	(10)
Sell	Euro	Credit Suisse	6/30/2021	(1,878,283)	0.85108	(2,244,995)	(2,206,945)	38,050	—
Sell	Pound Sterling	JPMorgan	6/30/2021	(2,056,557)	0.72516	(2,865,504)	(2,835,992)	29,512	—
Buy	Canadian Dollar	Morgan Stanley	6/30/2021	283,137	1.25655	226,397	225,328	—	(1,069)
Sell	Canadian Dollar	Morgan Stanley	6/30/2021	(283,137)	1.25655	(227,428)	(225,329)	2,099	—
Sell	Norwegian Krone	UBS	6/30/2021	(6,046,355)	8.55353	(712,976)	(706,884)	6,092	—
	Total							$85,367	$(1,708)
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